Accrued expenses and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Accrued Expenses and Other Current Liabilities [Abstract]
Components Of Accrued Expenses And Other Liabilities [Table Text Block]
Accrued expenses and other current liabilities consisted of the following:

	December 31,
	2015	2016
Other taxes payable	$960,959	$901,027
Accrued employee payroll and welfare	2,094,398	3,618,234
Other payable	3,085,960	608,232
Accrued expenses	3,167,689	3,574,243
Advances from customers	1,606,932	430,430
Down payment from sales of property	939,757	—
	$11,855,695	$9,132,166